Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Capital Amounts and Ratios (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Parent Company [Member]
Tier 1 (core) capital, and ratio to adjusted total assets
Tier One Leverage Capital	$ 67,858	$ 65,047
Tier One Leverage Capital to Adjusted Total Assets	10.70%	9.90%
Tier One Leverage Capital Required for Capital Adequacy Purposes	25,344	26,256
Tier One Leverage Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Tier 1 (core) capital, and ratio to risk-weighted assets
Tier 1 Capital	67,858	65,047
Tier 1 Capital to Adjusted Total Assets	13.40%	13.20%
Tier 1 Capital Required for Capital Adequacy Purposes	20,192	19,642
Tier 1 Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	4.00%	4.00%
Total risk-based capital, and ratio to risk-weighted assets
Capital	74,178	71,201
Capital to Risk-Weighted Assets	14.70%	14.50%
Capital Required for Capital Adequacy Purposes	40,384	39,284
Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	8.00%	8.00%
Bank [Member]
Tier 1 (core) capital, and ratio to adjusted total assets
Tier One Leverage Capital	65,410	63,249
Tier One Leverage Capital to Adjusted Total Assets	10.30%	9.70%
Tier One Leverage Capital Required for Capital Adequacy Purposes	25,300	26,193
Tier One Leverage Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions	31,625	32,742
Tier One Leverage Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Adjusted Total Assets	5.00%	5.00%
Tier 1 (core) capital, and ratio to risk-weighted assets
Tier 1 Capital	65,410	63,249
Tier 1 Capital to Adjusted Total Assets	13.00%	12.90%
Tier 1 Capital Required for Capital Adequacy Purposes	20,166	19,601
Tier 1 Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	4.00%	4.00%
Tier 1 Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions	30,248	29,402
Tier 1 Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Risk-Weighted Assets	6.00%	6.00%
Total risk-based capital, and ratio to risk-weighted assets
Capital	71,730	69,407
Capital to Risk-Weighted Assets	14.20%	14.20%
Capital Required for Capital Adequacy Purposes	40,331	39,202
Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions	$ 50,414	$ 49,003
Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Risk-Weighted Assets	10.00%	10.00%